Fair Value Measurements and Derivative Instruments (Derivative Instruments) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)
Derivative instruments disclosure
Maximum length of time hedged in derivative contract	3 years
Aggregate cost of ships on order	$ 14,800.0
Amount deposited for cost of ships on order	$ 881.5
Percentage of aggregate cost exposed to fluctuations in the euro exchange rate	65.90%	53.50%		65.90%
Exchange gains (losses) recorded in other income (expense)	$ 0.4	$ 57.6	$ (75.6)
Foreign currency forward | Not Designated
Derivative instruments disclosure
Notional amount	689.7
Change in fair value of foreign currency forward contracts recognized in earnings	1.4	(62.4)	62.0
Exchange gains (losses) recorded in other income (expense)		57.6	$ (75.6)
Foreign currency forward | Designated as Hedging Instrument
Derivative instruments disclosure
Notional amount	194.2			€ 173.0
Foreign exchange contracts
Derivative instruments disclosure
Notional amount	$ 2,900.0	$ 3,700.0